Cover	May 27, 2022
Cover [Abstract]
Entity Registrant Name	Allure Worldwide, Inc.
Entity Central Index Key	0001792941
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 27, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	333-234815
Entity Tax Identification Number	83-2054746
Entity Address Address Line 1	13155 Noel Road
Entity Address Address Line 2	Suite 900
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75240
City Area Code	214
Local Phone Number	427-1921
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false